Stock-Based Compensation	12 Months Ended
Jun. 30, 2017
Stock-Based Compensation

11. Stock-Based Compensation

The shareholders of the Company approved the adoption of the STA Holdings Equity Incentive Plan (“EIP”) by STA Holdings in December 2005. The shareholders also approved the initial allotment of Class B common shares available for issuance under the EIP in December 2005, with subsequent approvals of additional allotments in November 2008 and November 2012. Following the Share Exchange described below, the EIP was terminated.

On November 8, 2016, the Company’s shareholders approved two special business items at the Company’s 2016 Annual and Special Meeting of shareholders. The first item related to the approval of a new performance share grant plan of the Company (the “New PSG Plan”). The New PSG Plan will replace the EIP originally set up at the STA Holdings level. Under the New PSG Plan, participants will be eligible to receive performance share grant units from the Company (“PSG Units”) that are redeemable for common shares of the Company. The vesting of PSG Units will be based entirely upon the achievement of multiple pre-defined performance measures and, except in certain prescribed circumstances the PSG Units will vest over a three-year period. The first grant of PSG Units is expected to occur in the 2018 fiscal year. The second item related to the approval for the issuance of up to 2.7 million common shares by the Company to the holders of Class B Series Three common shares of STA Holdings in exchange for all issued and outstanding Class B Series Three common shares (the “Share Exchange”). The Share Exchange was expected to happen on or before February 28, 2017. On February 23, 2017, the Company issued 2,282,104 STI common shares in exchange for all of the outstanding Class B Series Three common shares. Following the Share Exchange, all of the outstanding Class B Series Three common shares were cancelled, and the Company owns 100% of the equity securities of STA Holdings.

The Class B Series Three shares which had been granted to management under the STA Holdings EIP were accounted for as a liability upon issuance, as a result of a “put” option they contained. The holders of the Class B Series Three common shares were entitled to receive dividends, as and when declared by the board of directors of STA Holdings, approximately equivalent to the dividends received by the holders of STI common shares. Pursuant to the liquidity provisions of the EIP, the holders of Class B Series Three common shares had an option to “put” up to one third of the shares awarded each year back to the Company, starting one year immediately following the grant.

The Class B Series Three common shares granted were fully vested on the grant date. These shares were classified as a liability and re-measured at fair value at the end of each reporting period. Changes in fair value and dividends on the Class B Series Three common shares were recorded as a component of other (income) expense, in the consolidated statement of operations. Before the shares were redeemed in connection with the Share Exchange on February 23, 2017, the Company recorded an expense of $1.1 million and $1.4 million for the years ended June 30, 2017 and 2016, respectively, associated with the change in fair value on the Class B Series Three common shares, which are recorded as a component of other income, in the consolidated statement of operations, (see Note 12 Equity Risk). The Company recorded $0.6 million and $0.9 million in dividend payments for the years ended June 30, 2017 and 2016, respectively, which are recorded as a component of other (income) expense, in the consolidated statement of operations.

The following tables summarize the Class B Series Three common shares granted, (net of shares withheld for income tax withholding at the election of participants), shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2017
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2016	3,376,699	(1,319,928)	2,056,771
Grants	1,018,114	(362,468)	655,646
Redemptions	(430,313)	—	(430,313)
STI/B3 Share Exchange	(3,964,500)	1,682,396	(2,282,104)

Shares outstanding at June 30, 2017	—	—	—

The Company recognized $5.8 million in non-cash stock based compensation expense related to the above grants during the year ended June 30, 2017, based on the estimated fair value of these shares on the grant date. Pursuant to the liquidity provision of the EIP plan, 430,313 shares were “put” back to the Company during the year ended June 30, 2017. The Company paid $2.4 million associated with these puts during the year ended June 30, 2017. On February 23, 2017 the Company exchanged all of the remaining Class B Series Three common shares, having an approximate value of $12.8 million (of which $9.3 million was recorded in other current liabilities immediately prior to the exchange) into STI common shares. This exchange was recorded as a non-cash financing activity (see Note 9).

The following tables summarize the Class B Series Three common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2016
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2015	2,493,603	(902,392)	1,591,211
Grants	1,023,008	(417,536)	605,472
Redemptions	(139,912)	—	(139,912)

Shares outstanding at June 30, 2016	3,376,699	(1,319,928)	2,056,771

The Company recognized $4.0 million in non-cash stock based compensation expense related to the above grants during the year ended June 30, 2016, based on the estimated fair value of these shares on the grant date. Pursuant to the liquidity provision of the EIP plan, 139,912 shares were “put” back to the Company during the year ended June 30, 2016 for which the Company paid $0.7 million. The fair value of the Class B Series Three common shares outstanding at June 30, 2016 represents a liability of $10.5 million, of which $7.7 million is recorded in other current liabilities and represents the current value of those shares eligible to be put in the next twelve months pursuant to the EIP plan. The remaining balance was recorded in Class B Series Three common share liability.